Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of Net Assets (Details) - EBP 001 - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Reconciliation to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 108,133,924	$ 102,260,609
Deemed distributions reported on 5500	(47,387)	(24,332)
Net assets available for benefits per the Form 5500	$ 108,086,537	$ 102,236,277